Intangible Assets (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset estimated useful life	3 years
Intangible asset amortization cost	$ 5,000	$ 5,000